Asset Under Development - Schedule Of Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Extractive Industries Rollforward [Abstract]
Opening asset under development balance	$ 1,152,032	$ 877,838
Additions	115,264	221,184
Interest costs capitalized	33,452	53,010
Closing asset under development balance	$ 1,300,748	$ 1,152,032